Investment in Affiliates - Financial information of affiliate companies, Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement
Revenues	$ 226,771	$ 219,379	$ 231,361
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 68,541	62,134	$ 13,081
Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member] | Navios Europe I [Member]
Income Statement
Revenues		36,822
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		(18,575)
Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member] | Navios Europe II [Member]
Income Statement
Revenues		46,718
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		$ (30,203)